Income Taxes Recognized During Period (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Reconciliation of Provision of Income Taxes [Line Items]
Provision for income taxes	$ 2,726	$ 2,687